Average Annual Total Returns - DELAWARE GROUP EQUITY FUNDS IV - A, C, R, and Institutional - Nomura Healthcare Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 3000 Healthcare Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	14.56%	6.31%	9.54%
A
Prospectus [Line Items]
Average Annual Return, Percent		15.07%	6.21%	9.48%
A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.13%	4.10%	7.69%
A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.65%	4.54%	7.32%
C
Prospectus [Line Items]
Average Annual Return, Percent		20.20%	6.68%	9.31%
R
Prospectus [Line Items]
Average Annual Return, Percent		21.79%	7.21%	9.85%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		22.38%	7.75%	10.41%

[1]
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